FINANCIAL INCOME (LOSS), NET (Schedule of Financial Income (Loss), Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INCOME (LOSS), NET [Abstract]
Interest income	$ 346	$ 169	$ 301
Bank fees and other finance expenses	(16)	(28)	(61)
Change in fair value of research and development funding arrangement	269	(811)	(588)
Change in fair value of liability with respect to outstanding options to non-employee		104	20
Loss in respect to Termination and Equity Conversion Agreement	(792)
Gain from sales of marketable securities	2,345	3,711
Foreign currency translation adjustments	(394)	315	242
Financial income (loss), net	$ 1,758	$ 3,460	$ (86)